Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Schedule of Fair Value of Consideration Transferred, Acquired Assets and Liabilities	The allocation of the purchase price is as follows:
RMB

Considerations
Consideration - Cash payable	3,000,000
Consideration - Contingent cash payable *	3,331,019

Total considerations	6,331,019

Less: Identifiable net assets acquired as of January 12, 2021
Cash and cash equivalents acquired in the business combination	349,323
Accounts receivable, net	2,648,789
Prepayments and other current assets	90,755
Intangible asset - franchise agreement	2,200,000
Accrued expenses and other current liabilities	(43,279)
Deferred tax liabilities	(550,000)

Total identifiable assets acquired and liabilities assumed	4,695,588

Goodwill	1,635,431
*	In December 2022, the Company and the sellers confirmed separately in writing that the performance target for the third performance period from October 2021 to December 2021 and the performance target for the fourth performance period from January 2022 to March 2022 were partially achieved and the cash payment for the third performance period and fourth performance period from October 2021 to March 2022 was RMB0.6 million and subsequently paid in January 2023. The difference between the actual payment and fair value of the contingent consideration payable of RMB 0.1 million was included in general and administrative expenses for the year ended December 31, 2022.
The allocation of the purchase price is as follows:
RMB

Considerations:
Consideration - Cash payable	880,291
Consideration - Fair value of preferred shares to be issued *	1,398,431

Total considerations	2,278,722

Less: Identifiable net assets acquired as of February 1, 2022
Cash and cash equivalents acquired in the business combination	151,470
Accounts receivable, net	311,041
Prepayments and other current assets	16,812
Property, plant and equipment, net	118,574
Intangible asset - Brand name	213,096
Intangible asset - Customer relationship	339,470
Operating lease Right-of-use assets	482,413
Contract liabilities	(4,927)
Accrued expenses and other current liabilities	(430,507)
Current portion of operating lease liabilities	(93,468)
Operating lease liabilities	(388,945)
Deferred tax liabilities	(91,173)

Total identifiable assets acquired and liabilities assumed	623,856

Add: Fair value of equity held by non-controlling interest **	1,744,476

Goodwill	3,399,342

*	The Company determined the fair value of the Company’s preferred shares with the assistance of an independent third-party valuation firm, utilizing the discounted cash flow method to determine the underlying equity value and adopted equity allocation model.

**	The fair value of the non-controlling interest in Lin’s was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in Lin’s.
The allocation of the purchase price is as follows:
RMB

Consideration - Cash payable	2,609,153

Less: Identifiable net assets acquired as of May 1, 2022
Cash and cash equivalents acquired in the business combination	2,071,881
Inventories	150,369
Prepayments and other current assets	846,544
Intangible asset - Customer relationship	1,500,000
Operating lease Right-of-use assets	3,003,335
Accounts payable	(159,500)
Short-term bank borrowings	(3,050,000)
Accrued expenses and other current liabilities	(58,253)
Current portion of operating lease liabilities	(212,294)
Operating lease liabilities	(2,791,041)
Deferred tax assets	100,809

Total identifiable assets acquired and liabilities assumed	1,401,850

Add: Fair value of equity held by non-controlling interest *	2,005,467

Goodwill	3,212,770

*	The fair value of the non-controlling interest in Lishang was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in Lishang.
The allocation of the purchase price is as follows:
RMB

Considerations:
Consideration - Cash payable	1,500,000
Consideration - Share options	9,809,039

Total considerations	11,309,039

Less: Identifiable net assets acquired of the YJW Target Assets as of June 17, 2022
Inventories	420,016
Prepayments and other current assets	12,064,620
Intangible asset – Customer relationship	2,300,000
Deferred tax liabilities	(575,000)

Total identifiable assets acquired and liabilities assumed	14,209,636

Add: Fair value of equity held by non-controlling interest *	6,031,487

Goodwill	3,130,890

*	The fair value of the non-controlling interest in YJW was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in YJW.

RMB

Consideration - Share options	8,683,415

Less: Identifiable net assets acquired of the KeKe Target Assets as of June 17, 2022
Inventories	544,261
Prepayments and other current assets	10,178,171
Intangible asset – Customer relationship	1,000,000
Deferred tax liabilities	(250,000)

Total identifiable assets acquired and liabilities assumed	11,472,432

Add: Fair value of equity held by non-controlling interest *	4,631,154

Goodwill	1,842,137

*	The fair value of the non-controlling interest in KeKe was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in KeKe.
The allocation of the purchase price is as follows:
RMB

Considerations:
Consideration - Cash payable	13,713,780
Consideration - Payable settled in certain ordinary shares	9,526,307
Consideration - Extinguishment debt settled in cash	180,645
Consideration - Extinguishment debt settled in certain ordinary shares	2,514,578

Total considerations	25,935,310

Less: Identifiable net assets acquired as of July 1, 2023
Cash and cash equivalents acquired in the business combination	6,796,462
Accounts receivable	981,979
Inventories	3,725,134
Prepayments and other current assets	2,895,627
Property, plant and equipment	338,595
Intangible asset - Brand name	3,612,900
Accounts payable	(3,222,859)
Short-term bank borrowings	(181,250)
Current portion of long-term bank borrowings	(302,838)
Contract liabilities	(38,088)
Accrued expenses and other current liabilities	(13,523,241)
Current portion of finance lease liabilities	(108,626)
Long-term bank borrowings	(235,451)
Finance lease liabilities	(88,044)
Deferred tax liabilities	(1,083,870)

Total identifiable assets acquired and liabilities assumed	(433,570)

Goodwill	26,368,880
The allocation of the purchase price is as follows:
RMB

Consideration - Cash payable	1,892,830

Less: Identifiable net assets acquired as of July 1, 2023
Cash and cash equivalents acquired in the business combination	1,120,094
Accounts receivable	635,396
Prepayments and other current assets	3,197,779
Intangible asset – Customer relationship	2,400,000
Short-term borrowings	(4,273,000)
Contract liabilities	(2,640,046)
Accrued expenses and other current liabilities	(161,263)
Deferred tax liabilities	(572,955)

Total identifiable assets acquired and liabilities assumed	(293,995)

Add: Fair value of equity held by non-controlling interest*	1,309,393

Goodwill	3,496,218

*	The fair value of the non-controlling interest in Yuli was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in Yuli.
RMB

Considerations:
Consideration - Cash payable	12,036,695
Consideration - Payable settled in certain ordinary shares	48,146,767

Total considerations	60,183,462

Less: Identifiable net assets acquired as of January 31, 2024
Cash and cash equivalents acquired in the business combination	1,484,570
Accounts receivable	2,245,419
Inventories	3,764,364
Other current assets	474,117
Property, plant and equipment	24,584
Intangible asset – Trade mark	884,173
Intangible asset – Customer relationship	23,613,894
Non-operating assets	247,324
Accounts payable	(12,872,591)
Other current liabilities	(8,701,997)
Deferred tax liabilities	(5,144,594)

Total identifiable assets acquired and liabilities assumed	6,019,263

Goodwill	54,164,199

Schedule of Total Revenue and Net Loss

The following unaudited pro forma financial information presents the total revenue and net loss of the Company in the aggregate assuming all the above acquisitions occurred as of January 1, 2022, 2023 and 2024, respectively.

	2022	2023	2024
	RMB	RMB	RMB

Revenue	231,912,739	222,220,917	276,481,235
Net loss	(121,922,472)	(161,289,907)	(111,164,391)